Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	Sep. 30, 2022	Mar. 31, 2022
Common stock [member]
Disclosure of classes of share capital [line items]
Number of shares	1,374,691,194	1,374,362,102
Treasury stock [member]
Disclosure of classes of share capital [line items]
Number of shares	3,466,127	3,542,321